Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit)	$ 2,612	$ 2,683	$ 2,867
Deferred Tax Assets, Operating Loss Carryforwards		263
Tax Credit Carryforward, Expiration Date	Dec. 31, 2030
Realized Gain (Loss) on Sale of Investments [Member]
Current Income Tax Expense (Benefit)		$ 331	$ 152